Condensed Statements of Cash Flow - USD ($)	2 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Cash flows from operating activities:
Net Income	$ (5,000)	$ 27,020,059	$ 17,217,043	$ 22,511,785
Adjustments to reconcile net income to net cash used in operating activities:
Formation expenses paid by sponsor in exchange for Class B ordinary shares	5,000			0
Interest income from investments held in Trust Account	0	(27,340,680)	(3,540,845)	(9,962,942)
Change in fair value of warrant liability	0	(1,290,666)	(14,901,333)	(14,197,333)
Warrant issuance transaction costs		0	20,182	20,182
Changes in operating assets and liabilities:
Prepaid expenses		409,748	(752,116)	(581,784)
Accounts payable and accrued expenses	0	391,946	296,338	338,004
Net cash used in operating activities	0	(809,593)	(1,660,731)	(1,872,088)
Cash flows from investing activities:
Principal deposited in Trust Account			(750,000,000)	(750,000,000)
Cash withdrawn from Trust Account for working capital		1,500,000	0	250,000
Net cash provided by (used in) investing activities		1,500,000	(750,000,000)	(749,750,000)
Cash flows from financing activities:
Proceeds from private placement of warrants		0	17,600,000	17,600,000
Proceeds from sale of units in initial public offering		0	750,000,000	750,000,000
Payment of underwriters' discount		0	(15,000,000)	(15,000,000)
Payment of offering costs		0	(545,679)	(545,679)
Repayment of advances from Sponsor		0	(14,537)	(14,537)
Repayment of promissory note - related party		0	(300,000)	(300,000)
Net cash provided by financing activities		0	751,739,784	751,739,784
Net change in cash	0	690,407	79,053	117,696
Cash at beginning of period		117,696	0	0
Cash at end of period	0	808,103	79,053	117,696
Supplemental disclosure of non-cash investing and financing activities:
Deferred underwriting fee payable		0	26,250,000	$ 26,250,000
Offering costs paid by Sponsor in exchange for Class B ordinary shares	20,000
Deferred offering costs paid through Advance from Sponsor	14,537
Deferred offering costs paid through Promissory Note—Related Party	300,000
Deferred offering costs included in accrued expenses	$ 453,401
Forfeiture of Class B shares for no consideration		$ 0	$ 281